Credit Risk Manager Report
FFMLT 2006FF12
EOM Reporting Date 08/31/2006
Determination Date
09/15/2006
CRM-B Report FFMLT 2006FF12
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF12
Client
Lehman
Servicer
National City Home Loan Services, Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
Backup Servicer
Close Date
08/30/2006
Custodian
U.S.Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
08/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
1,049,649,741
Issue Count
5,616
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 1,050,062,750 1,046,075,317 99.62% 0.00% 1,046,075,317 1,045,819,758
Count 5,616 5,603 99.77% 0.00% 5,603 5,603
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all benchmarks.
Cash Narrative
There are no remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues that require action at this time.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 3 3
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 3 3
MR Recommended Action
Orig Count
Trans Balance
No Action Required 3 159,150
3
159,150
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 6
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 177,489,900 16.90% 176,795,362 16.90% 99.61% 0.00%
1,296 1,294 23.09% 99.85% 0.00%
Y 872,572,850 83.10% 869,279,955 83.10% 99.62% 0.00%
4,320 4,309 76.91% 99.75% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
08/31/2006 1,046,075,317 5,603 1.10 8.00 17.70 649.86 0.00 82.81 2.62% 1.13% 0.00% 186,267
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 27,448,288 2.61% 27,430,076 2.62% 99.93% 0.00%
193 193 3.44% 100.00% 0.00%
Y 1,022,614,462 97.39% 1,018,645,241 97.38% 99.61% 0.00%
5,423 5,410 96.56% 99.76% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Alternative Doc 342,266,970 32.59% 340,462,615 32.55% 99.47% 0.00%
1,534 1,530 27.31% 99.74% 0.00%
Full Doc 695,636,102 66.25% 693,816,402 66.33% 99.74% 0.00%
4,045 4,037 72.05% 99.80% 0.00%
Stated Doc 12,159,678 1.16% 11,796,301 1.13% 97.01% 0.00%
37 36 0.64% 97.30% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 43,698,098 4.16% 43,048,815 4.12% 98.51% 0.00%
271 270 4.82% 99.63% 0.00%
R2 171,339,759 16.32% 169,402,539 16.19% 98.87% 0.00%
1,046 1,040 18.56% 99.43% 0.00%
R3 273,803,955 26.08% 273,480,140 26.14% 99.88% 0.00%
1,659 1,657 29.57% 99.88% 0.00%
R4 242,731,727 23.12% 242,364,057 23.17% 99.85% 0.00%
1,363 1,362 24.31% 99.93% 0.00%
R5 125,520,087 11.95% 125,117,764 11.96% 99.68% 0.00%
582 581 10.37% 99.83% 0.00%
R6 89,191,892 8.49% 88,906,395 8.50% 99.68% 0.00%
360 358 6.39% 99.44% 0.00%
R7 61,503,703 5.86% 61,490,357 5.88% 99.98% 0.00%
225 225 4.02% 100.00% 0.00%
R8 42,273,529 4.03% 42,265,250 4.04% 99.98% 0.00%
110 110 1.96% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 696,006,517 66.28% 692,854,766 66.23% 99.55% 0.00%
4,258 4,248 75.82% 99.77% 0.00%
Y 354,056,233 33.72% 353,220,551 33.77% 99.76% 0.00%
1,358 1,355 24.18% 99.78% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 339,047,776 32.29% 336,142,539 32.13% 99.14% 0.00%
1,758 1,748 31.20% 99.43% 0.00%
Yes 711,014,974 67.71% 709,932,778 67.87% 99.85% 0.00%
3,858 3,855 68.80% 99.92% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 339,047,776 32.29% 336,142,539 32.13% 99.14% 0.00%
1,758 1,748 31.20% 99.43% 0.00%
12 53,401,629 5.09% 53,380,730 5.10% 99.96% 0.00%
210 210 3.75% 100.00% 0.00%
24 409,746,666 39.02% 409,282,711 39.13% 99.89% 0.00%
2,084 2,082 37.16% 99.90% 0.00%
36 247,866,679 23.60% 247,269,337 23.64% 99.76% 0.00%
1,564 1,563 27.90% 99.94% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 2,094,350 0.20% 2,091,078 0.20% 99.84% 0.00%
23 23 0.41% 100.00% 0.00%
c. 41-50 7,811,086 0.74% 7,802,910 0.75% 99.90% 0.00%
46 46 0.82% 100.00% 0.00%
d. 51-60 11,112,850 1.06% 10,986,979 1.05% 98.87% 0.00%
73 73 1.30% 100.00% 0.00%
e. 61-70 30,060,485 2.86% 29,892,624 2.86% 99.44% 0.00%
162 161 2.87% 99.38% 0.00%
f. 71-80 99,649,496 9.49% 98,925,683 9.46% 99.27% 0.00%
557 555 9.91% 99.64% 0.00%
g. 81-90 141,380,231 13.46% 140,987,281 13.48% 99.72% 0.00%
718 717 12.80% 99.86% 0.00%
h. 91-100 757,954,252 72.18% 755,388,760 72.21% 99.66% 0.00%
4,037 4,028 71.89% 99.78% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 15,604,845 1.49% 15,455,699 1.48% 99.04% 0.00%
111 110 1.96% 99.10% 0.00%
551-600 121,198,325 11.54% 121,005,590 11.57% 99.84% 0.00%
860 859 15.33% 99.88% 0.00%
601-650 413,380,682 39.37% 412,753,447 39.46% 99.85% 0.00%
2,368 2,365 42.21% 99.87% 0.00%
651-700 349,426,588 33.28% 348,669,006 33.33% 99.78% 0.00%
1,640 1,637 29.22% 99.82% 0.00%
701-750 112,679,084 10.73% 111,400,223 10.65% 98.87% 0.00%
470 467 8.33% 99.36% 0.00%
751-800 34,242,846 3.26% 33,263,125 3.18% 97.14% 0.00%
150 148 2.64% 98.67% 0.00%
801+ 3,530,380 0.34% 3,528,227 0.34% 99.94% 0.00%
17 17 0.30% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 6
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 325,000 0.03% 324,615 0.03% 99.88% 0.00%
1 1 0.02% 100.00% 0.00%
2 Yr Hybrid 200,139,316 19.06% 198,939,335 19.02% 99.40% 0.00%
1,403 1,399 24.97% 99.71% 0.00%
2 Yr Hybrid Balloon 200,768,646 19.12% 200,569,593 19.17% 99.90% 0.00%
914 913 16.29% 99.89% 0.00%
2 Yr Hybrid IO 232,548,366 22.15% 231,860,586 22.16% 99.70% 0.00%
811 809 14.44% 99.75% 0.00%
3 Yr Hybrid 72,772,514 6.93% 71,834,555 6.87% 98.71% 0.00%
467 465 8.30% 99.57% 0.00%
3 Yr Hybrid Balloon 61,107,574 5.82% 60,994,540 5.83% 99.82% 0.00%
263 262 4.68% 99.62% 0.00%
3 Yr Hybrid IO 5 80,420,173 7.66% 80,273,998 7.67% 99.82% 0.00%
349 348 6.21% 99.71% 0.00%
5 Yr Hybrid 4,970,071 0.47% 4,963,162 0.47% 99.86% 0.00%
33 33 0.59% 100.00% 0.00%
5 Yr Hybrid Balloon 5,866,520 0.56% 5,865,181 0.56% 99.98% 0.00%
25 25 0.45% 100.00% 0.00%
5 Yr Hybrid IO 5 12,828,920 1.22% 12,828,639 1.23% 100.00% 0.00%
51 51 0.91% 100.00% 0.00%
ARM IO 825,750 0.08% 825,750 0.08% 100.00% 0.00%
3 3 0.05% 100.00% 0.00%
Balloon 27,314,897 2.60% 26,882,671 2.57% 98.42% 0.00%
168 167 2.98% 99.40% 0.00%
Balloon IO 602,857 0.06% 602,767 0.06% 99.99% 0.00%
3 3 0.05% 100.00% 0.00%
Fixed 122,741,979 11.69% 122,481,114 11.71% 99.79% 0.00%
984 983 17.54% 99.90% 0.00%
Fixed IO 26,830,167 2.56% 26,828,811 2.56% 99.99% 0.00%
141 141 2.52% 100.00% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
c. 5.1-6 7,316,000 0.70% 7,198,727 0.69% 98.40% 0.00%
30 30 0.54% 100.00% 0.00%
d. 6.1-7 150,004,019 14.29% 149,615,302 14.30% 99.74% 0.00%
646 644 11.49% 99.69% 0.00%
e. 7.1-8 455,672,792 43.39% 454,285,385 43.43% 99.70% 0.00%
2,213 2,209 39.43% 99.82% 0.00%
f. 8.1-9 301,853,384 28.75% 300,760,631 28.75% 99.64% 0.00%
1,735 1,732 30.91% 99.83% 0.00%
g. 9.1-10 104,214,471 9.92% 103,400,097 9.88% 99.22% 0.00%
729 727 12.98% 99.73% 0.00%
h. 10.1-11 23,510,424 2.24% 23,455,181 2.24% 99.77% 0.00%
195 194 3.46% 99.49% 0.00%
i. 11.1-12 7,334,260 0.70% 7,202,670 0.69% 98.21% 0.00%
65 64 1.14% 98.46% 0.00%
j. 12.1-13 157,400 0.01% 157,324 0.02% 99.95% 0.00%
3 3 0.05% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 127,364,894 12.13% 126,935,375 12.13% 99.66% 0.00%
522 521 9.30% 99.81% 0.00%
Condo 8,906,755 0.85% 8,902,863 0.85% 99.96% 0.00%
46 46 0.82% 100.00% 0.00%
Manufactured 277,900 0.03% 277,594 0.03% 99.89% 0.00%
2 2 0.04% 100.00% 0.00%
PUD 82,896,610 7.89% 82,731,879 7.91% 99.80% 0.00%
434 433 7.73% 99.77% 0.00%
Single Family 830,616,591 79.10% 827,227,606 79.08% 99.59% 0.00%
4,612 4,601 82.12% 99.76% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,730,855 0.93% 9,669,628 0.92% 99.37% 0.00%
237 236 4.21% 99.58% 0.00%
c. 51-100 93,562,453 8.91% 93,385,504 8.93% 99.81% 0.00%
1,206 1,205 21.51% 99.92% 0.00%
d. 101-200 359,537,797 34.24% 358,699,620 34.29% 99.77% 0.00%
2,484 2,480 44.26% 99.84% 0.00%
e. 201-300 218,804,984 20.84% 218,454,643 20.88% 99.84% 0.00%
902 901 16.08% 99.89% 0.00%
f. 301-400 127,236,237 12.12% 126,114,210 12.06% 99.12% 0.00%
369 366 6.53% 99.19% 0.00%
g. 401-500 89,007,001 8.48% 87,629,654 8.38% 98.45% 0.00%
199 196 3.50% 98.49% 0.00%
h. 501-600 52,035,869 4.96% 52,016,645 4.97% 99.96% 0.00%
95 95 1.70% 100.00% 0.00%
i. 601-700 31,873,430 3.04% 31,863,405 3.05% 99.97% 0.00%
49 49 0.87% 100.00% 0.00%
j. 701-800 22,964,496 2.19% 22,960,325 2.19% 99.98% 0.00%
31 31 0.55% 100.00% 0.00%
k. 801-900 8,509,778 0.81% 8,508,338 0.81% 99.98% 0.00%
10 10 0.18% 100.00% 0.00%
l. 901-999 11,427,750 1.09% 11,425,056 1.09% 99.98% 0.00%
12 12 0.21% 100.00% 0.00%
m. 1,000+ 25,372,100 2.42% 25,348,288 2.42% 99.91% 0.00%
22 22 0.39% 100.00% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 255,674,411 24.35% 254,639,261 24.34% 99.60% 0.00%
1,335 1,331 23.76% 99.70% 0.00%
Purchase 763,910,554 72.75% 761,304,970 72.78% 99.66% 0.00%
4,111 4,103 73.23% 99.81% 0.00%
Rate/Term Refi 30,477,785 2.90% 30,131,086 2.88% 98.86% 0.00%
170 169 3.02% 99.41% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 1,050,062,750 100.00% 1,046,075,317 100.00% 99.62% 0.00%
5,616 5,603 100.00% 99.77% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 5,781,630 0.55% 5,719,783 0.55% 98.93% 0.00%
48 48 0.86% 100.00% 0.00%
240 351,980 0.03% 351,225 0.03% 99.79% 0.00%
3 3 0.05% 100.00% 0.00%
360 750,337,903 71.46% 747,158,302 71.42% 99.58% 0.00%
4,201 4,191 74.80% 99.76% 0.00%
480 106,277,255 10.12% 105,810,311 10.11% 99.56% 0.00%
567 566 10.10% 99.82% 0.00%
600 187,313,982 17.84% 187,035,695 17.88% 99.85% 0.00%
797 795 14.19% 99.75% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 6
Monthly Pool Migration Stratification
Arm Flag
08/31/2006
% Bal
N
176,795,362 16.90%
1,294 23.09%
Y
869,279,955 83.10%
4,309 76.91%
IO Flag
08/31/2006
% Bal
N
692,854,766 66.23%
4,248 75.82%
Y
353,220,551 33.77%
1,355 24.18%
Orig PPP
Flag
08/31/2006
% Bal
No
336,142,539 32.13%
1,748 31.20%
Yes
709,932,778 67.87%
3,855 68.80%
Orig PPP Mos
08/31/2006
% Bal
0
336,142,539 32.13%
1,748 31.20%
12
53,380,730 5.10%
210 3.75%
24
409,282,711 39.13%
2,082 37.16%
36
247,269,337 23.64%
1,563 27.90%
Orig CLTV by
10%
08/31/2006
% Bal
b. 0-40
2,091,078 0.20%
23 0.41%
c. 41-50
7,802,910 0.75%
46 0.82%
d. 51-60
10,986,979 1.05%
73 1.30%
e. 61-70
29,892,624 2.86%
161 2.87%
f. 71-80
98,925,683 9.46%
555 9.91%
g. 81-90
140,987,281 13.48%
717 12.80%
h. 91-100
755,388,760 72.21%
4,028 71.89%
DQ Risk Grp
08/31/2006
% Bal
R1
43,048,815 4.12%
270 4.82%
R2
169,402,539 16.19%
1,040 18.56%
R3
273,480,140 26.14%
1,657 29.57%
R4
242,364,057 23.17%
1,362 24.31%
R5
125,117,764 11.96%
581 10.37%
R6
88,906,395 8.50%
358 6.39%
R7
61,490,357 5.88%
225 4.02%
R8
42,265,250 4.04%
110 1.96%
Doc Level
08/31/2006
% Bal
Alternative Doc
340,462,615 32.55%
1,530 27.31%
Full Doc
693,816,402 66.33%
4,037 72.05%
Stated Doc
11,796,301 1.13%
36 0.64%
Occupancy
08/31/2006
% Bal
N
27,430,076 2.62%
193 3.44%
Y
1,018,645,241 97.38%
5,410 96.56%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 6
Orig Credit
Score by 50
08/31/2006
% Bal
501-550
15,455,699 1.48%
110 1.96%
551-600
121,005,590 11.57%
859 15.33%
601-650
412,753,447 39.46%
2,365 42.21%
651-700
348,669,006 33.33%
1,637 29.22%
701-750
111,400,223 10.65%
467 8.33%
751-800
33,263,125 3.18%
148 2.64%
801+
3,528,227 0.34%
17 0.30%
Orig Loan
size by 100k
08/31/2006
% Bal
b. 0-50
9,669,628 0.92%
236 4.21%
c. 51-100
93,385,504 8.93%
1,205 21.51%
d. 101-200
358,699,620 34.29%
2,480 44.26%
e. 201-300
218,454,643 20.88%
901 16.08%
f. 301-400
126,114,210 12.06%
366 6.53%
g. 401-500
87,629,654 8.38%
196 3.50%
h. 501-600
52,016,645 4.97%
95 1.70%
i. 601-700
31,863,405 3.05%
49 0.87%
j. 701-800
22,960,325 2.19%
31 0.55%
k. 801-900
8,508,338 0.81%
10 0.18%
l. 901-999
11,425,056 1.09%
12 0.21%
m. 1,000+
25,348,288 2.42%
22 0.39%
Purpose
08/31/2006
% Bal
Cashout Refi
254,639,261 24.34%
1,331 23.76%
Purchase
761,304,970 72.78%
4,103 73.23%
Rate/Term Refi
30,131,086 2.88%
169 3.02%
Original
Coupon by
100
08/31/2006
% Bal
c. 5.1-6
7,198,727 0.69%
30 0.54%
d. 6.1-7
149,615,302 14.30%
644 11.49%
e. 7.1-8
454,285,385 43.43%
2,209 39.43%
f. 8.1-9
300,760,631 28.75%
1,732 30.91%
g. 9.1-10
103,400,097 9.88%
727 12.98%
h. 10.1-11
23,455,181 2.24%
194 3.46%
i. 11.1-12
7,202,670 0.69%
64 1.14%
j. 12.1-13
157,324 0.02%
3 0.05%
Orig Product
Type
08/31/2006
% Bal
1 Yr Hybrid
324,615 0.03%
1 0.02%
2 Yr Hybrid
198,939,335 19.02%
1,399 24.97%
2 Yr Hybrid
Balloon
200,569,593 19.17%
913 16.29%
2 Yr Hybrid IO
231,860,586 22.16%
809 14.44%
3 Yr Hybrid
71,834,555 6.87%
465 8.30%
3 Yr Hybrid
Balloon
60,994,540 5.83%
262 4.68%
3 Yr Hybrid IO 5
80,273,998 7.67%
348 6.21%
5 Yr Hybrid
4,963,162 0.47%
33 0.59%
5 Yr Hybrid
Balloon
5,865,181 0.56%
25 0.45%
5 Yr Hybrid IO 5
12,828,639 1.23%
51 0.91%
ARM IO
825,750 0.08%
3 0.05%
Balloon
26,882,671 2.57%
167 2.98%
Balloon IO
602,767 0.06%
3 0.05%
Fixed
122,481,114 11.71%
983 17.54%
Fixed IO
26,828,811 2.56%
141 2.52%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 6
Lien position
08/31/2006
% Bal
1
1,046,075,317 100.00%
5,603 100.00%
Property type
08/31/2006
% Bal
2-4 Family
126,935,375 12.13%
521 9.30%
Condo
8,902,863 0.85%
46 0.82%
Manufactured
277,594 0.03%
2 0.04%
PUD
82,731,879 7.91%
433 7.73%
Single Family
827,227,606 79.08%
4,601 82.12%
Orig Term
08/31/2006
% Bal
180
5,719,783 0.55%
48 0.86%
240
351,225 0.03%
3 0.05%
360
747,158,302 71.42%
4,191 74.80%
480
105,810,311 10.11%
566 10.10%
600
187,035,695 17.88%
795 14.19%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 6
Section III
Performance
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
08/31/2006 0.00% 0.00% 0.00% 0.00% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
N 16.90% 98.61% 1.39%
Y 83.10% 98.35% 1.65%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
N 66.23% 98.53% 1.47%
Y 33.77% 98.13% 1.87%
Product
Cur Bal %
a. Current
b. Non-Report
1 Yr Hybrid 0.03% 100.00%
2 Yr Hybrid 19.02% 98.34% 1.66%
2 Yr Hybrid Balloon 19.17% 98.23% 1.77%
2 Yr Hybrid IO 22.16% 97.98% 2.02%
3 Yr Hybrid 6.87% 99.06% 0.94%
3 Yr Hybrid Balloon 5.83% 98.11% 1.89%
3 Yr Hybrid IO 5 7.67% 98.74% 1.26%
5 Yr Hybrid 0.47% 100.00%
5 Yr Hybrid Balloon 0.56% 100.00%
5 Yr Hybrid IO 5 1.23% 100.00%
ARM IO 0.08% 100.00%
Balloon 2.57% 98.64% 1.36%
Balloon IO 0.06% 100.00%
Fixed 11.71% 99.04% 0.96%
Fixed IO 2.56% 96.63% 3.37%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
No 32.13% 98.43% 1.57%
Yes 67.87% 98.37% 1.63%
DocLevel
Cur Bal %
a. Current
b. Non-Report
Alternative Doc 32.55% 98.20% 1.80%
Full Doc 66.33% 98.47% 1.53%
Stated Doc 1.13% 99.15% 0.85%
Lien Position
Cur Bal %
a. Current
b. Non-Report
1 100.00% 98.39% 1.61%
Loan Size
Cur Bal %
a. Current
b. Non-Report
b. 0-50 0.92% 98.48% 1.52%
c. 51-100 8.93% 98.82% 1.18%
d. 101-200 34.29% 98.93% 1.07%
e. 201-300 20.88% 98.83% 1.17%
f. 301-400 12.06% 97.81% 2.19%
g. 401-500 8.38% 98.51% 1.49%
h. 501-600 4.97% 97.87% 2.13%
i. 601-700 3.05% 95.83% 4.17%
j. 701-800 2.19% 96.69% 3.31%
k. 801-900 0.81% 89.66% 10.34%
l. 901-999 1.09% 100.00%
m. 1,000+ 2.42% 95.90% 4.10%
UW Score
Cur Bal %
a. Current
b. Non-Report
501-600 13.05% 96.53% 3.47%
601-700 72.79% 98.64% 1.36%
701-800 13.83% 98.82% 1.18%
801+ 0.34% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
N 2.62% 100.00%
Y 97.38% 98.35% 1.65%
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 1,046,075,317 100.00% 5,603 100.00%
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
R1 4.12% 100.00%
R2 16.19% 99.28% 0.72%
R3 26.14% 99.20% 0.80%
R4 23.17% 98.27% 1.73%
R5 11.96% 96.25% 3.75%
R6 8.50% 97.88% 2.12%
R7 5.88% 96.99% 3.01%
R8 4.04% 98.14% 1.86%
FFMLT 2006FF12
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 177,489,900 16.90% 466,680 14.08% 99.61%
1,296 23.08% 2 15.38% 99.85%
Y 872,572,850 83.10% 2,848,814 85.92% 99.62%
4,320 76.92% 11 84.62% 99.75%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 27,448,288 2.61% 99.93%
193 3.44% 0 0.00% 100.00%
Y 1,022,614,462 97.39% 3,315,494 100.00% 99.61%
5,423 96.56% 13 100.00% 99.76%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 342,266,970 32.59% 1,673,163 50.46% 99.47%
1,534 27.31% 4 30.77% 99.74%
Full Doc 695,636,102 66.25% 1,282,330 38.68% 99.74%
4,045 72.03% 8 61.54% 99.80%
Stated Doc 12,159,678 1.16% 360,000 10.86% 97.01%
37 0.66% 1 7.69% 97.30%
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 43,698,098 4.16% 492,000 14.84% 98.51%
271 4.83% 1 7.69% 99.63%
R2 171,339,759 16.32% 1,794,685 54.13% 98.87%
1,046 18.63% 6 46.15% 99.43%
R3 273,803,955 26.08% 176,619 5.33% 99.88%
1,659 29.54% 2 15.38% 99.88%
R4 242,731,727 23.12% 255,200 7.70% 99.85%
1,363 24.27% 1 7.69% 99.93%
R5 125,520,087 11.95% 360,000 10.86% 99.68%
582 10.36% 1 7.69% 99.83%
R6 89,191,892 8.49% 236,990 7.15% 99.68%
360 6.41% 2 15.38% 99.44%
R7 61,503,703 5.86% 99.98%
225 4.01% 0 0.00% 100.00%
R8 42,273,529 4.03% 99.98%
110 1.96% 0 0.00% 100.00%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 696,006,517 66.28% 2,515,594 75.87% 99.55%
4,258 75.82% 10 76.92% 99.77%
Y 354,056,233 33.72% 799,900 24.13% 99.76%
1,358 24.18% 3 23.08% 99.78%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 339,047,776 32.29% 2,619,492 79.01% 99.14%
1,758 31.30% 10 76.92% 99.43%
Yes 711,014,974 67.71% 696,002 20.99% 99.85%
3,858 68.70% 3 23.08% 99.92%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 339,047,776 32.29% 2,619,492 79.01% 99.14%
1,758 31.30% 10 76.92% 99.43%
12 53,401,629 5.09% 99.96%
210 3.74% 0 0.00% 100.00%
24 409,746,666 39.02% 276,122 8.33% 99.89%
2,084 37.11% 2 15.38% 99.90%
36 247,866,679 23.60% 419,880 12.66% 99.76%
1,564 27.85% 1 7.69% 99.94%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 2,094,350 0.20% 99.84%
23 0.41% 0 0.00% 100.00%
c. 41-50 7,811,086 0.74% 99.90%
46 0.82% 0 0.00% 100.00%
d. 51-60 11,112,850 1.06% 98.87%
73 1.30% 0 0.00% 100.00%
e. 61-70 30,060,485 2.86% 141,000 4.25% 99.44%
162 2.88% 1 7.69% 99.38%
f. 71-80 99,649,496 9.49% 634,400 19.13% 99.27%
557 9.92% 2 15.38% 99.64%
g. 81-90 141,380,231 13.46% 321,500 9.70% 99.72%
718 12.78% 1 7.69% 99.86%
h. 91-100 757,954,252 72.18% 2,218,594 66.92% 99.66%
4,037 71.88% 9 69.23% 99.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 325,000 0.03% 99.88%
1 0.02% 0 0.00% 100.00%
2 Yr Hybrid 200,139,316 19.06% 1,012,141 30.53% 99.40%
1,403 24.98% 4 30.77% 99.71%
2 Yr Hybrid Balloon 200,768,646 19.12% 141,000 4.25% 99.90%
914 16.27% 1 7.69% 99.89%
2 Yr Hybrid IO 232,548,366 22.15% 657,500 19.83% 99.70%
811 14.44% 2 15.38% 99.75%
3 Yr Hybrid 72,772,514 6.93% 799,784 24.12% 98.71%
467 8.32% 2 15.38% 99.57%
3 Yr Hybrid Balloon 61,107,574 5.82% 95,990 2.90% 99.82%
263 4.68% 1 7.69% 99.62%
3 Yr Hybrid IO 5 80,420,173 7.66% 142,400 4.29% 99.82%
349 6.21% 1 7.69% 99.71%
5 Yr Hybrid 4,970,071 0.47% 99.86%
33 0.59% 0 0.00% 100.00%
5 Yr Hybrid Balloon 5,866,520 0.56% 99.98%
25 0.45% 0 0.00% 100.00%
5 Yr Hybrid IO 5 12,828,920 1.22% 100.00%
51 0.91% 0 0.00% 100.00%
ARM IO 825,750 0.08% 100.00%
3 0.05% 0 0.00% 100.00%
Balloon 27,314,897 2.60% 419,880 12.66% 98.42%
168 2.99% 1 7.69% 99.40%
Balloon IO 602,857 0.06% 99.99%
3 0.05% 0 0.00% 100.00%
Fixed 122,741,979 11.69% 46,800 1.41% 99.79%
984 17.52% 1 7.69% 99.90%
Fixed IO 26,830,167 2.56% 99.99%
141 2.51% 0 0.00% 100.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
c. 5.1-6 7,316,000 0.70% 98.40%
30 0.53% 0 0.00% 100.00%
d. 6.1-7 150,004,019 14.29% 277,522 8.37% 99.74%
646 11.50% 2 15.38% 99.69%
e. 7.1-8 455,672,792 43.39% 1,152,080 34.75% 99.70%
2,213 39.41% 4 30.77% 99.82%
f. 8.1-9 301,853,384 28.75% 947,990 28.59% 99.64%
1,735 30.89% 3 23.08% 99.83%
g. 9.1-10 104,214,471 9.92% 761,284 22.96% 99.22%
729 12.98% 2 15.38% 99.73%
h. 10.1-11 23,510,424 2.24% 46,800 1.41% 99.77%
195 3.47% 1 7.69% 99.49%
i. 11.1-12 7,334,260 0.70% 129,819 3.92% 98.21%
65 1.16% 1 7.69% 98.46%
j. 12.1-13 157,400 0.01% 99.95%
3 0.05% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 127,364,894 12.13% 360,000 10.86% 99.66%
522 9.29% 1 7.69% 99.81%
Condo 8,906,755 0.85% 99.96%
46 0.82% 0 0.00% 100.00%
Manufactured 277,900 0.03% 99.89%
2 0.04% 0 0.00% 100.00%
PUD 82,896,610 7.89% 129,819 3.92% 99.80%
434 7.73% 1 7.69% 99.77%
Single Family 830,616,591 79.10% 2,825,675 85.23% 99.59%
4,612 82.12% 11 84.62% 99.76%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 15,604,845 1.49% 141,000 4.25% 99.04%
111 1.98% 1 7.69% 99.10%
551-600 121,198,325 11.54% 129,819 3.92% 99.84%
860 15.31% 1 7.69% 99.88%
601-650 413,380,682 39.37% 397,990 12.00% 99.85%
2,368 42.17% 3 23.08% 99.87%
651-700 349,426,588 33.28% 599,022 18.07% 99.78%
1,640 29.20% 3 23.08% 99.82%
701-750 112,679,084 10.73% 1,135,784 34.26% 98.87%
470 8.37% 3 23.08% 99.36%
751-800 34,242,846 3.26% 911,880 27.50% 97.14%
150 2.67% 2 15.38% 98.67%
801+ 3,530,380 0.34% 99.94%
17 0.30% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,730,855 0.93% 46,800 1.41% 99.37%
237 4.22% 1 7.69% 99.58%
c. 51-100 93,562,453 8.91% 95,990 2.90% 99.81%
1,206 21.47% 1 7.69% 99.92%
d. 101-200 359,537,797 34.24% 548,341 16.54% 99.77%
2,484 44.23% 4 30.77% 99.84%
e. 201-300 218,804,984 20.84% 255,200 7.70% 99.84%
902 16.06% 1 7.69% 99.89%
f. 301-400 127,236,237 12.12% 1,017,500 30.69% 99.12%
369 6.57% 3 23.08% 99.19%
g. 401-500 89,007,001 8.48% 1,351,663 40.77% 98.45%
199 3.54% 3 23.08% 98.49%
h. 501-600 52,035,869 4.96% 99.96%
95 1.69% 0 0.00% 100.00%
i. 601-700 31,873,430 3.04% 99.97%
49 0.87% 0 0.00% 100.00%
j. 701-800 22,964,496 2.19% 99.98%
31 0.55% 0 0.00% 100.00%
k. 801-900 8,509,778 0.81% 99.98%
10 0.18% 0 0.00% 100.00%
l. 901-999 11,427,750 1.09% 99.98%
12 0.21% 0 0.00% 100.00%
m. 1,000+ 25,372,100 2.42% 99.91%
22 0.39% 0 0.00% 100.00%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 255,674,411 24.35% 871,390 26.28% 99.60%
1,335 23.77% 4 30.77% 99.70%
Purchase 763,910,554 72.75% 2,122,604 64.02% 99.66%
4,111 73.20% 8 61.54% 99.81%
Rate/Term Refi 30,477,785 2.90% 321,500 9.70% 98.86%
170 3.03% 1 7.69% 99.41%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 1,050,062,750 100.00% 3,315,494 100.00% 99.62%
5,616 100.00% 13 100.00% 99.77%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 5,781,630 0.55% 98.93%
48 0.85% 0 0.00% 100.00%
240 351,980 0.03% 99.79%
3 0.05% 0 0.00% 100.00%
360 750,337,903 71.46% 2,658,624 80.19% 99.58%
4,201 74.80% 10 76.92% 99.76%
480 106,277,255 10.12% 419,880 12.66% 99.56%
567 10.10% 1 7.69% 99.82%
600 187,313,982 17.84% 236,990 7.15% 99.85%
797 14.19% 2 15.38% 99.75%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Error 1,050,062,750 100.00% 3,315,494 100.00% 99.62%
5,616 100.00% 13 100.00% 99.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
None 1,050,062,750 100.00% 3,315,494 100.00% 99.62%
5,616 100.00% 13 100.00% 99.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
09/15/2006 3,314,751 21,664
3,314,751
21,664
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
09/15/2006 13 10 3
13
10
3
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
Servicer Rpt
a. Current
k. PrePaid
a. Current
1,029,012,339 1,029,012,339
5,529 5,529
c. 30 dpd
16,807,419 16,807,419
74 74
k. PrePaid
0 0
13 13
1,045,819,758
0
5,603
13
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
08/31/2006 1,049,649,742 1,045,819,758 183,610 6,999,025 6,561,672 7,331,103 21,664
183,610
6,999,025
6,561,672
7,331,103
21,664
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Autocomment
New Rvw Cnt
OS Rvw cnt
08/31/2006 Loan appears to have an amortization method disagreement. 3 3
08/31/2006
Sum:
3
3
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
MR Recommended Action
New Rvw Cnt
OS Rvw cnt
08/31/2006 No Action Required 3 3
08/31/2006
Sum:
3
3
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline